Reconciliation of the Differences between Basic and Diluted EPS - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds excluded from the computation of diluted EPS		3,212	5,731
Antidilutive securities not excluded from computation of earnings per share amount	0